Fair Value of Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in marketable securities, Carrying amount	¥ 440	¥ 429
Long-term debt, including current installments, Carrying amount	(5,000)	(10,000)
Foreign exchange forward contracts, Assets, Carrying amount
Foreign exchange forward contracts, Liabilities, Carrying amount		0
Investments in marketable securities, Estimated fair value	440	429
Long-term debt, including current installments, Estimated fair value	(5,014)	(10,035)
Foreign exchange forward contracts, Assets, Estimated fair value
Foreign exchange forward contracts, Liabilities, Estimated fair value		¥ 0